Mairs and Power Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)			September 30, 2023

Par Value	Security Description			Value
	FIXED INCOME SECURITIES 35.3%
	CORPORATE BONDS 30.6%
	COMMUNICATION SERVICES 1.3%
$1,688,000	Netflix Inc	5.875%	11/15/28	$1,705,292
1,000,000	Warnermedia Holdings, Inc.	4.279%	03/15/32	849,548
2,000,000	Comcast Corp	4.250%	01/15/33	1,800,008
1,000,000	Verizon Communications Inc	4.400%	11/01/34	871,103
1,880,000	Cox Communications Inc (b)	4.800%	02/01/35	1,626,841
3,000,000	AT&T Inc	4.500%	05/15/35	2,571,941
				9,424,733
	CONSUMER DISCRETIONARY 3.2%
1,000,000	General Motors Financial Co, Inc.	3.950%	04/13/24	986,727
250,000	General Motors Co	4.000%	04/01/25	242,136
1,064,000	Block Financial LLC	5.250%	10/01/25	1,046,099
2,245,000	Lear Corp	3.800%	09/15/27	2,075,661
1,000,000	General Motors Co	4.200%	10/01/27	932,763
1,000,000	AutoNation Inc	3.800%	11/15/27	897,533
2,000,000	Hasbro Inc	3.900%	11/19/29	1,770,971
2,000,000	Advance Auto Parts Inc	3.900%	04/15/30	1,624,324
2,000,000	Mohawk Industries Inc	3.625%	05/15/30	1,747,147
2,000,000	Block Financial LLC	3.875%	08/15/30	1,721,029
1,000,000	Kohl's Corp(a)	4.625%	05/01/31	673,450
1,750,000	Ford Motor Credit Co LLC	3.625%	06/17/31	1,415,564
1,000,000	Starbucks Corp	3.000%	02/14/32	828,229
500,000	Tapestry Inc	3.050%	03/15/32	366,756
500,000	Ford Motor Co	6.100%	08/19/32	471,528
2,000,000	eBay, Inc	6.300%	11/22/32	2,039,490
500,000	Kohl's Corp	6.875%	12/15/37	333,733
1,000,000	General Motors Co	5.150%	04/01/38	835,972
1,000,000	Ford Motor Co	4.750%	01/15/43	730,987
1,100,000	Whirlpool Corp	5.150%	03/01/43	912,880
750,000	Hasbro Inc	5.100%	05/15/44	613,305
1,073,000	Kohl's Corp	5.550%	07/17/45	604,598
1,000,000	Wildlife Conservation Society	3.414%	08/01/50	635,574
				23,506,456
	CONSUMER STAPLES 1.2%
1,949,000	Land O' Lakes Capital Trust I (b)	7.450%	03/15/28	1,793,080
2,500,000	Land O' Lakes Inc (b)(c)	7.000%	09/18/28	1,800,000
2,500,000	Land O' Lakes Inc (c)	7.250%	04/04/27	2,012,500
250,000	Smithfield Foods Inc (b)	3.000%	10/15/30	191,363
1,000,000	Walgreens Boots Alliance Inc	4.500%	11/18/34	833,375
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.	4.700%	02/01/36	917,425
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	717,054
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	752,565
				9,017,362
	ENERGY 0.3%
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	985,869
1,200,000	Kinder Morgan Inc	5.300%	12/01/34	1,101,430
500,000	Murphy Oil Corp (a)	5.875%	12/01/42	405,352
				2,492,651
	FINANCIALS 10.9%
500,000	BAC Capital Trust XIV (c)(i)	6.071% (TSFR3M + 0.662%)	10/16/23	386,990
500,000	Pacific Life Insurance Co (b)	7.900%	12/30/23	501,041
1,000,000	HSBC Holdings PLC (d)	4.250%	03/14/24	990,898
540,000	Wintrust Financial Corp	5.000%	06/13/24	530,692
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,046,831
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,463,947
1,000,000	Citigroup Inc	4.000%	08/05/24	980,941
3,000,000	Synchrony Financial	4.250%	08/15/24	2,930,477
2,000,000	Old Republic International Corp	4.875%	10/01/24	1,970,431
1,627,000	Associated Banc-Corp	4.250%	01/15/25	1,565,497
4,000,000	Kemper Corp	4.350%	02/15/25	3,873,291
1,050,000	TCF National Bank	4.600%	02/27/25	1,002,791
1,000,000	BBVA USA	3.875%	04/10/25	964,982
250,000	Liberty Mutual Insurance Co (b)	8.500%	05/15/25	253,145
1,000,000	Prudential Insurance Co of America/The (b)	8.300%	07/01/25	1,024,828
1,000,000	Synchrony Financial	4.500%	07/23/25	952,622
2,000,000	Janus Capital Group Inc (d)	4.875%	08/01/25	1,955,497
2,000,000	HSBC Holdings PLC (d)	4.250%	08/18/25	1,924,311
20,000	Wells Fargo & Co (c)	4.700%	12/15/25	370,600
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,486,772
3,000,000	JPMorgan Chase & Co (c)(i)	3.650% (5 Year CMT Rate + 2.850%)	06/01/26	2,622,948
1,000,000	Wells Fargo & Co	4.100%	06/03/26	950,357
2,290,000	Old Republic International Corp	3.875%	08/26/26	2,165,309
500,000	Morgan Stanley	4.350%	09/08/26	477,720
4,000,000	PNC Financial Services Group Inc/The (c)(i)	3.400% (5 Year CMT Rate + 2.595%)	09/15/26	2,968,594
2,500,000	M&T Bank Corp (c)(i)	5.125% (3 Month LIBOR USD + 3.520%)	11/01/26	2,056,914
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	951,170
2,000,000	Bank of New York Mellon Corp/The (c)(i)	3.750% (5 Year CMT Rate + 2.630%)	12/20/26	1,626,734
4,000,000	Mercury General Corp	4.400%	03/15/27	3,731,714
450,000	Athene Holding Ltd (d)	4.125%	01/12/28	411,563
500,000	Citigroup Inc (i)	3.070% (SOFR + 1.280%)	02/24/28	453,967
250,000	Provident Cos Inc	7.250%	03/15/28	257,510
500,000	Farmers Exchange Capital (b)	7.050%	07/15/28	496,907
1,000,000	Fiserv Inc	4.200%	10/01/28	938,278
3,500,000	Wintrust Financial Corp	4.850%	06/06/29	3,064,387
2,300,000	Assurant Inc	3.700%	02/22/30	1,938,621
4,000,000	Capital One Financial Corp. (i)	5.247% (SOFR + 2.600%)	07/26/30	3,711,506
500,000	Park National Corp (i)	4.500% (TSFR3M + 4.390%)	09/01/30	461,513
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	450,777
6,000,000	Charles Schwab Corp/The (c)(i)	4.000% (10 Year CMT Rate + 3.079%)	12/01/30	4,238,753
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	443,647
2,000,000	Synchrony Financial	2.875%	10/28/31	1,419,059
1,000,000	Blackstone Holdings Finance Co LLC (b)	2.550%	03/30/32	760,092
2,000,000	Goldman Sachs Group Inc/The (i)	2.650% (SOFR + 1.264%)	10/21/32	1,545,002
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	443,186
1,700,000	Morgan Stanley (i)	2.943% (SOFR + 1.290%)	01/21/33	1,340,148
1,000,000	Allstate Corp/The	5.250%	03/30/33	944,206
500,000	American Express Co (i)	4.989% (SOFR + 2.255%)	05/26/33	457,697
2,000,000	CNA Financial Corp.	5.500%	06/15/33	1,891,437
1,000,000	Bank of America Corp. (i)	5.015% (SOFR + 2.160%)	07/22/33	921,860
2,000,000	US Bancorp (i)	5.850% (SOFR + 2.090%)	10/21/33	1,895,402
538,000	Bank of America Corp	4.000%	08/15/34	458,425
3,000,000	Fulton Financial Corp (i)	3.750% (TSFR3M + 2.700%)	03/15/35	2,143,548
1,500,000	Western Union Co/The	6.200%	11/17/36	1,465,118
2,150,000	Bank of Montreal (d)(i)	3.088% (5 Year CMT Rate + 1.400%)	01/10/37	1,604,942
500,000	Principal Financial Group Inc	4.350%	05/15/43	383,582
				79,882,187
	HEALTH CARE 0.6%
500,000	Wyeth LLC	6.450%	02/01/24	501,076
2,000,000	AbbVie Inc	3.800%	03/15/25	1,944,783
43,000	Bristol-Myers Squibb Co	3.875%	08/15/25	41,620
700,000	Zimmer Biomet Holdings Inc	4.250%	08/15/35	569,715
1,400,000	CVS Health Corp	4.780%	03/25/38	1,206,360
				4,263,554
	INDUSTRIALS 3.7%
1,500,000	Hillenbrand Inc	5.000%	09/15/26	1,422,037
500,000	Toro Co/The	7.800%	06/15/27	524,108
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp. (b)	5.700%	02/01/28	488,029
2,000,000	Kennametal Inc	4.625%	06/15/28	1,887,258
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp. (b)	6.050%	08/01/28	494,155
3,000,000	Steelcase Inc	5.125%	01/18/29	2,661,708
1,000,000	Oshkosh Corp	3.100%	03/01/30	854,406
1,000,000	Flowserve Corp	3.500%	10/01/30	834,803
3,000,000	Hillenbrand Inc	3.750%	03/01/31	2,406,135
4,000,000	United Rentals North America Inc	3.750%	01/15/32	3,233,791
2,000,000	Eaton Corp	4.000%	11/02/32	1,799,184
1,000,000	GATX Corp	4.900%	03/15/33	908,413
1,495,000	nVent Finance Sarl (d)	5.650%	05/15/33	1,392,911
3,850,000	Leidos Inc	5.500%	07/01/33	3,497,975
1,000,000	GATX Corp.	5.450%	09/15/33	938,403
1,000,000	Alcoa Inc	5.950%	02/01/37	940,067
1,000,000	Equifax, Inc.	7.000%	07/01/37	1,005,829
1,400,000	Leidos Holdings Inc	5.950%	12/01/40	1,216,442
1,000,000	FedEx Corp	4.100%	04/15/43	756,934
				27,262,588
	INFORMATION TECHNOLOGY 4.2%
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	999,476
2,000,000	Hewlett Packard Enterprise Co	4.900%	10/15/25	1,964,036
1,000,000	Dell International LLC / EMC Corp	6.020%	06/15/26	1,004,210
2,500,000	Motorola Solutions Inc	4.600%	02/23/28	2,395,236
1,500,000	Trimble Inc	4.900%	06/15/28	1,435,543
3,000,000	Entegris Escrow Corp (b)	4.750%	04/15/29	2,699,521
1,000,000	Juniper Networks Inc	3.750%	08/15/29	892,435
1,000,000	Dell International LLC / EMC Corp	5.300%	10/01/29	970,523
2,000,000	Fortinet, Inc.	2.200%	03/15/31	1,549,318
2,000,000	Avnet Inc	3.000%	05/15/31	1,559,356
1,000,000	HP Inc	2.650%	06/17/31	782,490
1,000,000	Autodesk Inc	2.400%	12/15/31	787,823
1,000,000	Avnet Inc	5.500%	06/01/32	920,862
2,000,000	Broadcom Inc	4.300%	11/15/32	1,746,024
2,000,000	HP Inc	5.500%	01/15/33	1,876,530
1,000,000	Micron Technology, Inc.	5.875%	02/09/33	953,724
1,000,000	Broadcom Inc (b)	3.469%	04/15/34	786,054
1,500,000	Broadcom Inc (b)	4.926%	05/15/37	1,294,013
3,000,000	Oracle Corp	3.600%	04/01/40	2,168,325
1,000,000	Dell Inc	5.400%	09/10/40	907,110
1,000,000	Analog Devices Inc	2.800%	10/01/41	668,123
570,000	Discovery Communications LLC	4.950%	05/15/42	428,209
2,000,000	Motorola Solutions Inc	5.500%	09/01/44	1,754,481
				30,543,422
	MATERIALS 2.7%
756,000	Eastman Chemical Co	3.800%	03/15/25	733,378
865,000	Union Carbide Corp	7.500%	06/01/25	879,820
1,500,000	Cabot Corp	3.400%	09/15/26	1,359,924
782,000	HB Fuller Co	4.000%	02/15/27	721,112
486,000	International Flavors & Fragrances, Inc. (b)	1.832%	10/15/27	404,040
3,200,000	HB Fuller Co	4.250%	10/15/28	2,827,040
3,300,000	Cabot Corp	4.000%	07/01/29	2,990,535
1,175,000	Albemarle Wodgina Property Ltd (d)	3.450%	11/15/29	1,022,090
3,000,000	Freeport McMoRan Inc	4.250%	03/01/30	2,657,072
1,200,000	International Flavors & Fragrances, Inc. (b)	2.300%	11/01/30	903,968
2,000,000	Mosaic Co/The	5.450%	11/15/33	1,882,373
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,088,356
1,000,000	International Flavors & Fragrances, Inc. (b)	3.268%	11/15/40	627,259
1,000,000	Newmont Mining Corp	4.875%	03/15/42	856,751
325,000	Albemarle Corp	5.450%	12/01/44	280,294
250,000	Steel Dynamics Inc	3.250%	10/15/50	152,236
				19,386,248
	REAL ESTATE 0.3%
2,000,000	CBRE Services, Inc.	5.950%	08/15/34	1,890,848
				1,890,848
	UTILITIES 2.2%
2,000,000	National Fuel Gas Co	3.950%	09/15/27	1,834,829
416,000	Toledo Edison Co/The (b)	2.650%	05/01/28	355,860
1,000,000	National Fuel Gas Co	4.750%	09/01/28	938,362
2,000,000	Alliant Energy Finance LLC (b)	3.600%	03/01/32	1,656,673
1,000,000	Wisconsin Power and Light Co.	4.950%	04/01/33	940,963
1,000,000	Black Hills Corp.	4.350%	05/01/33	854,052
2,000,000	Black Hills Corp.	6.150%	05/15/34	1,949,323
2,000,000	Niagara Mohawk Power Corp. (b)	4.278%	10/01/34	1,675,187
1,165,000	Duke Energy Progress LLC	5.700%	04/01/35	1,140,719
1,080,000	Southwestern Public Service Co	6.000%	10/01/36	1,052,144
1,000,000	Duke Energy Carolinas LLC	6.100%	06/01/37	994,809
2,000,000	Public Service Co of Colorado	6.500%	08/01/38	2,062,021
1,021,000	Northern Natural Gas Co (b)	4.100%	09/15/42	739,642
				16,194,584

	TOTAL CORPORATE BONDS			223,864,633

	US GOVERNMENT NOTES/BONDS 2.3%
1,000,000	United States Treasury Note/Bond	0.875%	01/31/24	985,133
1,000,000	United States Treasury Note/Bond	0.250%	03/15/24	977,131
3,000,000	United States Treasury Note/Bond	0.750%	03/31/26	2,713,359
1,000,000	United States Treasury Note/Bond	0.750%	04/30/26	901,015
1,000,000	United States Treasury Note/Bond	1.125%	10/31/26	896,211
1,000,000	United States Treasury Note/Bond	1.250%	06/30/28	856,680
1,000,000	United States Treasury Note/Bond	1.000%	07/31/28	843,926
7,000,000	United States Treasury Note/Bond	2.625%	02/15/29	6,335,000
1,000,000	United States Treasury Note/Bond	3.250%	05/15/42	796,504
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	1,460,000
				16,764,959
	ASSET BACKED SECURITIES 1.3%
147,489	US Airways 2011-1 Class A Pass Through Trust	7.125%	10/22/23	148,848
1,686,461	American Airlines 2016-1 Class B Pass Through Trust	5.250%	01/15/24	1,695,028
529,897	Spirit Airlines Pass Through Trust 2015-1B	4.450%	04/01/24	522,213
980,387	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	10/29/24	962,554
514,250	American Airlines 2017-1 Class B Pass Through Trust	4.950%	02/15/25	501,844
580,914	United Airlines 2013-1 Class A Pass Through Trust	4.300%	08/15/25	559,291
513,891	American Airlines 2016-3 Class B Pass Through Trust	3.750%	10/15/25	487,460
411,018	US Airways 2013-1 Class A Pass Through Trust	3.950%	11/15/25	392,748
1,301,595	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,178,767
480,909	United Airlines 2014-1 Class A Pass Through Trust	4.000%	04/11/26	456,358
384,568	United Airlines 2014-2 Class A Pass Through Trust	3.750%	09/03/26	362,913
1,073,023	American Airlines 2014-1 Class A Pass Through Trust	3.700%	10/01/26	978,243
279,230	American Airlines 2015-1 Class A Pass Through Trust	3.375%	05/01/27	248,886
79,296	Spirit Airlines Pass Through Trust 2015-1A	4.100%	04/01/28	71,523
403,588	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	367,293
123,784	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	114,916
665,196	British Airways 2018-1 Class A Pass Through Trust (b)(d)	4.125%	09/20/31	591,663
				9,640,548
	MUNICIPAL BONDS 1.1%
650,000	Glendale Community College District/CA	2.113%	08/01/31	518,641
500,000	Socorro Independent School District	2.125%	08/15/31	401,670
920,000	Pierre School District No 32-2	2.040%	08/01/33	705,840
500,000	Redondo Beach Unified School District	2.040%	08/01/34	360,233
500,000	DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	378,405
1,000,000	Crowley Independent School District	3.010%	08/01/38	766,229
500,000	Idaho Bond Bank Authority	2.354%	09/15/38	342,632
850,000	Worthington Independent School District No 518	3.300%	02/01/39	663,334
885,000	Massachusetts Development Finance Agency	2.550%	05/01/40	575,166
750,000	Woodbury County Law Enforcement Center Authority	3.090%	06/01/40	531,557
505,000	Village of Ashwaubenon WI	2.970%	06/01/40	363,530
300,000	Desert Community College District	2.457%	08/01/40	203,436
800,000	Utah Transit Authority	3.443%	12/15/42	583,632
1,000,000	Borough of Naugatuck CT	3.090%	09/15/46	647,672
1,000,000	Michigan State University	4.496%	08/15/48	891,875
				7,933,852
	TOTAL FIXED INCOME SECURITIES			$258,203,992
	(cost $297,225,427)

Shares	Security Description	Value
	COMMON STOCKS 63.6%
	COMMUNICATION SERVICES 4.4%
210,000	Alphabet, Inc. (e)	27,688,500
58,000	Walt Disney Co/The (e)	4,700,900
		32,389,400
	CONSUMER DISCRETIONARY 1.3%
30,444	Home Depot Inc/The	9,198,959

	CONSUMER STAPLES 4.9%
49,630	Hershey Co/The	9,929,971
384,510	Hormel Foods Corp.	14,622,915
112,000	Sysco Corp.	7,397,600
36,000	Target Corp.	3,980,520
		35,931,006
	FINANCIALS 11.7%
31,324	American Express Co	4,673,228
160,000	Fiserv, Inc. (e)	18,073,600
134,245	JPMorgan Chase & Co	19,468,210
86,000	Northern Trust Corp.	5,975,280
59,000	Principal Financial Group, Inc.	4,252,130
373,017	US Bancorp/MN	12,331,942
58,000	Visa, Inc.	13,340,580
195,075	Wells Fargo & Co	7,970,764
		86,085,734
	HEALTH CARE 14.0%
172,060	Abbott Laboratories	16,664,011
162,000	Bio-Techne Corp.	11,027,340
30,503	Eli Lilly & Co.	16,384,076
86,000	Johnson & Johnson	13,394,500
179,000	Medtronic PLC (f)	14,026,440
62,000	Neogen Corp (e)	1,149,480
37,200	Pfizer Inc	1,233,924
302,000	Roche Holding AG (g)	10,246,860
37,013	UnitedHealth Group, Inc.	18,661,585
		102,788,216
	INDUSTRIALS 10.6%
6,527	3M Co	611,058
31,000	Automatic Data Processing Inc	7,457,980
40,000	CH Robinson Worldwide, Inc.	3,445,200
67,000	Donaldson Co, Inc.	3,995,880
135,000	Fastenal Co.	7,376,400
175,570	Graco, Inc.	12,795,541
39,000	Honeywell International, Inc.	7,204,860
85,200	nVent Electric PLC (f)	4,514,748
19,000	Rockwell Automation, Inc.	5,431,530
60,000	Tennant Co.	4,449,000
185,573	Toro Co/The	15,421,116
35,000	United Parcel Service Inc, Class B	5,455,450
		78,158,763
	INFORMATION TECHNOLOGY 11.1%
54,000	Entegris, Inc.	5,071,140
44,000	Littelfuse, Inc.	10,882,080
88,500	Microsoft Corp.	27,943,875
35,000	Motorola Solutions, Inc.	9,528,400
104,000	QUALCOMM, Inc.	11,550,240
24,000	Salesforce, Inc. (e)	4,866,720
72,000	Texas Instruments Inc	11,448,720
		81,291,175
	MATERIALS 4.3%
84,000	Ecolab, Inc.	14,229,600
84,570	HB Fuller Co	5,802,348
46,000	Sherwin-Williams Co/The	11,732,300
		31,764,248
	UTILITIES 1.3%
163,000	Xcel Energy Inc	9,326,860

	TOTAL COMMON STOCKS	$466,934,361
	(cost $278,537,692)

	SHORT-TERM INVESTMENTS 0.7%
5,397,324	First American Government Obligations Fund, Class X, 0.0526%(h)	$5,397,324
	(cost $5,397,324)

	TOTAL INVESTMENTS 99.6%	$730,922,667
	(cost $581,160,443)

	OTHER ASSETS AND LIABILITIES (NET) 0.4%	3,046,324

	TOTAL NET ASSETS 100.0%	$733,968,991

(a)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future dates(s). The rate disclosed represents the coupon rate in effect as of September 30, 2023.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Funds's Board of Trustees.  As of September 30, 2023, these securities represented $23,175,861 or 3.2% of total net assets.

(c)	Perpetual maturity, date shown, if applicable, represents next contractual call date.
(d)	Foreign security denominated in U.S. dollars. As of September 30, 2023, these securities represented $9,893,875 or 1.3% of total net assets.
(e)	Non-income producing.
(f)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

(g)	American Depositary Receipt
(h)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.
(i)	Variable rate security; the rate shown represents the rate at Septebmer 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,502,244,592	$472,702,285	$310,517,531	$711,054
Level 2**	-	258,220,382	-	16,458,689
Level 3	-	-	-	-
Total	$4,502,244,592	$730,922,667	$310,517,531	$17,169,743

* All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended September 30, 2023.
The Fund did not invest in any financial derivative instruments during the period ended September 30, 2023.